CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands		Convertible Preferred Shares	Number of Ordinary Shares	Number of Founder Share	Additional Paid-in Capital	Accumulated Other Comprehensive Income		Accumulated Deficit	Total
Preferred Stock, Value, Beginning Balance at Dec. 31, 2018		$ 83,646
Preferred Stock, Shares, Beginning Balance at Dec. 31, 2018		22,805,727
Balance at Dec. 31, 2018					$ 11,500	$ 0		$ (72,552)	$ (61,052)
Balance, shares at Dec. 31, 2018			11,017,137	0
Exercise of options		$ 0			103	0		0	103
Exercise of options (in shares)		0	754,901	0
Share-based compensation		$ 0			21,939	0		0	21,939
Issuance of Series E preferred shares, net	[1]	$ 149,850			0	0		0	0
Issuance of Series E preferred shares, net (in shares)	[1]	3,634,512	0	0
Net loss		$ 0			0	0		(91,611)	(91,611)
Balance at Dec. 31, 2019					33,542	0		(164,163)	(130,621)
Balance, shares at Dec. 31, 2019			11,772,038	0
Preferred Stock, Value, Ending Balance at Dec. 31, 2019		$ 233,496
Preferred Stock, Shares, Ending Balance at Dec. 31, 2019		26,440,239
Exercise of options		$ 0			542	0		0	542
Exercise of options (in shares)		0	582,433	0
Share-based compensation		$ 0			64,725	0		0	64,725
Net loss		0			0	0		(152,203)	(152,203)
Balance at Dec. 31, 2020					98,809	0		(316,366)	(217,557)
Balance, shares at Dec. 31, 2020			12,354,471	0
Preferred Stock, Value, Ending Balance at Dec. 31, 2020		$ 233,496							$ 233,496
Preferred Stock, Shares, Ending Balance at Dec. 31, 2020		26,440,239							26,440,239
Exercise of options		$ 0			5,249	0		0	$ 5,249
Exercise of options (in shares)		0	1,090,670	0					1,090,670
Issuance of ordinary shares upon the vesting and settlement of restricted stock units		$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units					0	0		0	$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)		0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)			917	0
Other comprehensive income		$ 0			0	594	[2]	0	594
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering		$ (233,496)
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering (in shares)		(26,440,239)
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering					233,496	0		0	233,496
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering (in shares)			26,440,239	0
Issuance of ordinary and founders’ shares in connection with concurrent initial public offering and private placement, net of underwriting discounts and issuance costs	[3]	$ 0
Issuance of ordinary and founders’ shares in connection with concurrent initial public offering and private placement, net of underwriting discounts and issuance costs (in shares)	[3]	0
Issuance of ordinary and founders’ shares in connection with concurrent initial public offering and private placement, net of underwriting discounts and issuance costs	[3]				735,856	0		0	735,856
Issuance of ordinary and founders’ shares in connection with concurrent initial public offering and private placement, net of underwriting discounts and issuance costs (in shares)	[3]		5,037,741	1
Share-based compensation					75,051	0		0	75,051
Net loss					0	0		(129,294)	(129,294)
Balance at Dec. 31, 2021				$ 1	$ 1,148,461	$ 594	[2]	$ (445,660)	703,395
Balance, shares at Dec. 31, 2021			44,924,038
Preferred Stock, Value, Ending Balance at Dec. 31, 2021		$ 0							$ 0
Preferred Stock, Shares, Ending Balance at Dec. 31, 2021		0							0

[1]	Net of issuance costs of $150.
[2]	Composed of unrealized gains and losses related to cash flow hedge
[3]	Net of underwriting discounts and issuance costs of $44,995.